Share-based compensation, Plans Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares Plan	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Share-based compensation [Abstract]
Number of equity-based instrument plans | Plan	4
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	1,073,027	1,053,305	484,403
Stock Option Plan A [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	362,750
Contractual life of options	15 years 6 months
Stock Option Plan B [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	819,000
Contractual life of options	10 years 6 months
Stock Option Plan C1 [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	6,775,250
Vesting conditions	4 years
Contractual life of options	10 years
2016 SOIP [Member] | Executives and Directors [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	1,898,222
Contractual life of options	10 years
2016 SOIP [Member] | Employees [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	989,279
Vesting conditions	4 years
Contractual life of options	10 years
2016 SOIP, Vesting Condition 1 [Member] | Executives and Directors [Member]
Share-based plans outstanding [Abstract]
Vesting conditions	1 year
2016 SOIP, Vesting Condition 2 [Member] | Executives and Directors [Member]
Share-based plans outstanding [Abstract]
Vesting conditions	3 years
2016 SOIP, Vesting Condition 3 [Member] | Executives and Directors [Member]
Share-based plans outstanding [Abstract]
Vesting conditions	4 years